Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivable Net
Accounts receivable consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Accounts receivable - Product sales	42,070	71,471
Accounts receivable - Online marketing and information service and other service	7,630	5,873
Allowance of doubtful accounts	(469)	(602)

Total	49,231	76,742

Summary of Movement of Allowance of Doubtful Accounts
Movement of allowance of doubtful accounts

	As of March 31, 2021	As of March 31, 2022	As of March 31, 2023
	RMB	RMB	RMB
At beginning of year	363	256	469
Addition/(reversal)	(107)	213	133

At end of year	256	469	602